Cash and Cash Equivalents and Pledged Bank Deposits (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents and Pledged Bank Deposits [Abstract]
Restricted bank deposits	$ 35,260	$ 34,986